Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible assets, net [Abstract]
Summary of Group's intangible assets
	December 31,
	2015	2016
	RMB	RMB

Gross carrying amount
Brand names	102,654	59,034
Operating rights for game broadcasting	35,071	58,655
Operating rights for licensed games	46,879	40,274
Software	38,307	30,632
Domain names	25,902	27,311
Technology	17,621	18,282
Others	31,200	18,300

Total of gross carrying amount	297,634	252,488

Less: accumulated amortization
Brand names	(20,294)	(21,810)
Operating rights for game broadcasting	(23,278)	(46,855)
Operating rights for licensed games	(15,010)	(30,804)
Software	(9,464)	(13,110)
Domain names	(6,249)	(8,449)
Technology	(7,712)	(9,457)
Others	(5,478)	(3,592)

Total accumulated amortization	(87,485)	(134,077)

Less: accumulated impairment	(63,712)	(59,485)

Intangible assets, net	146,437	58,926

Schedule of estimated amortization expenses
Amortization expense
of intangible assets

2017	25,606
2018	10,453
2019	6,032
2020	4,708
2021	1,925

Schedule of weighted average amortization periods of intangible assets
December 31,
	2015	2016

Domain names	15 years	15 years
Technology	5 years	5 years
Software	5 years	5 years
Operating rights for licensed games	3 years	2 years
Operating rights for game broadcasting	1 year	1 year
Brand names	10 years	Not applicable
Others	3-5 years	Not applicable